CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Total assets	¥ 135,955	$ 19,149	¥ 119,038
Total liabilities	¥ 308,597	$ 43,465	¥ 304,636
Preferred stock, par value (in dollars per share) | ¥ / shares	¥ 0		¥ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in dollars per share) | ¥ / shares	¥ 0		¥ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	6,011,127	6,011,127	5,708,003
Common stock, shares outstanding	5,431,724	5,431,724	4,801,724
Treasury stock, shares	20,523	20,523	20,523
VIEs
Total assets | ¥	¥ 52,894		¥ 52,894
Total liabilities | ¥	¥ 53,706		¥ 274,114